Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Parenthetical) (Details)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 $ / shares
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, shares authorized	1,000,000,000	1,000,000,000
Treasury stock, par value | $ / shares	$ 0.001		$ 0.001
Treasury stock, shares	12,240,463	12,240,463	5,699,315	5,699,315
Common Class A
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001		$ 0.001		$ 0.001
Ordinary stock, shares authorized	941,472,561	941,472,561	941,472,561	941,472,561
Ordinary stock, shares issued	102,120,726	102,120,726	100,854,060	100,854,060
Ordinary stock, shares outstanding	87,795,879	87,795,879	96,388,001	96,388,001
Common Class B
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001		$ 0.001		0.001
Ordinary stock, shares authorized	47,240,103	47,240,103	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103	47,240,103	47,240,103
Common Class C
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001		$ 0.001		$ 0.001
Ordinary stock, shares authorized	11,287,336	11,287,336	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336	11,287,336	11,287,336
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Treasury stock, par value | $ / shares	$ 0.001		$ 0.001
Treasury stock, shares	12,240,463	12,240,463	5,699,315	5,699,315
Parent Company | Common Class A
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | ¥ / shares		¥ 0.001		¥ 0.001
Ordinary stock, shares authorized	941,472,561	941,472,561	941,472,561	941,472,561
Ordinary stock, shares issued	102,120,726	102,120,726	100,854,060	100,854,060
Ordinary stock, shares outstanding	87,795,879	87,795,879	96,388,001	96,388,001
Parent Company | Common Class B
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | $ / shares	$ 0.001		$ 0.001
Ordinary stock, shares authorized	47,240,103	47,240,103	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103	47,240,103	47,240,103
Parent Company | Common Class C
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value | ¥ / shares		¥ 0.001		¥ 0.001
Ordinary stock, shares authorized	11,287,336	11,287,336	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336	11,287,336	11,287,336